ALPINE CYCLICAL ADVANTAGE PROPERTY FUND

A SERIES OF ALPINE EQUITY TRUST

Supplement dated April 26, 2011 to the Prospectus dated March 1, 2011

Effective immediately, David Kruth is an associate portfolio manager of the Alpine Cyclical Advantage Property Fund (the “Fund” or the “CAP Fund”).

The following disclosure replaces the third sentence in the section entitled “Management of the Fund - Portfolio Managers” on page 41 of the Fund’s Prospectus:

Mr. Samuel A. Lieber serves as the portfolio manager for the CAP Fund and the International Fund and co-portfolio manager of the Global Consumer Fund, Emerging Markets Fund and Infrastructure Fund and has served in these capacities since the inception of each Fund. Mr. Bryan Keane, CFA, serves as co-portfolio manager of the Global Consumer Fund. Mr. David Kruth, CFA, serves as associate portfolio manager of the CAP Fund. Mr. Robert Gadsden serves as the portfolio manager for the Income & Growth Fund. Mr. Joel Wells serves as co-portfolio manager of the Emerging Markets Fund. Mr. Joshua Duitz serves as co-portfolio manager of the Infrastructure Fund.

The following disclosure is added as the last paragraph to the section entitled “Management of the Fund - Portfolio Managers” on page 42 of the Fund’s Prospectus:

David Kruth

David Kruth, CFA, is an associate portfolio manager of the CAP Fund. Mr. Kruth joined the Adviser in April 2011, after 6 years with Goldman Sachs, where Mr. Kruth was Vice President and co-lead portfolio manager on the Global Real Estate Securities team.  He also was the lead analyst in US, Canada and LATAM and the co-lead in Europe.  Mr. Kruth also spent 8 years at Citigroup Alternative Investments and Alliance Bernstein as portfolio manager and senior analyst for the global real estate securities funds.  Mr. Kruth earned his bachelor’s degree in Economics and Finance with honors from Ithaca College and is a Chartered Financial Analyst.

Please retain this Supplement for future reference.

ALPINE CYCLICAL ADVANTAGE PROPERTY FUND

A SERIES OF ALPINE EQUITY TRUST

Supplement dated April 26, 2011 to the Statement of Additional Information dated March 1, 2011

Effective immediately, David Kruth is an associate portfolio manager of the Alpine Cyclical Advantage Property Fund (the “Fund” or the “CAP Fund”).

The following disclosure is added to the section entitled “Portfolio Managers” beginning on page 41 of the Fund’s SAI:

Mr. David Kruth is an associate portfolio manager of the CAP Fund. The following table shows the number of other accounts managed by Mr. Kruth and the total assets in the accounts managed within various categories as of March 31, 2011.

David Kruth			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	1	$1,071.2	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Securities Owned in the Funds by Portfolio Managers.  As of October 31, 2010 (as of March 31, 2011 for Mr. Kruth), the portfolio managers owned the following equity securities in the Funds:

Dollar Range of Equity Securities
Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

Name of Portfolio Manager	Cyclical Advantage Property Fund	Realty Income & Growth Fund	International Real Estate Equity Fund	Emerging Markets Real Estate Fund	Global Infrastructure Fund	Global Consumer Growth Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies

David Kruth	A	A	A	A	A	A	A

Please retain this Supplement for future reference.